Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue
Schedule of Accounts, Notes, Loans and Financing Receivable

(In thousands)	2021	2020
Accounts receivable	$8,143	$8,688
Unbilled services	2,825	2,512
Total accounts receivable and unbilled services	10,968	11,200
Allowance for doubtful accounts	(269)	—
Total accounts receivable and unbilled services, net	$10,699	$11,200

Capitalized Contract Cost

(In thousands)	2021	2020
Capitalized commission cost, net	$2,956	$510

(In thousands)	2021	2020
Amortization of capitalized commission cost	$(1,267)	$(232)